Equity-accounted investees (Tables)	6 Months Ended
Jun. 30, 2018
Interests in Other Entities [Abstract]
Disclosure of interests in joint ventures

(in thousands of USD)	June 30, 2018	December 31, 2017

Assets
Interest in joint ventures	35,824	30,595
Interest in associates	—	—
TOTAL ASSETS	35,824	30,595

Disclosure of interests in associates

(in thousands of USD)	June 30, 2018	December 31, 2017

Assets
Interest in joint ventures	35,824	30,595
Interest in associates	—	—
TOTAL ASSETS	35,824	30,595

Disclosure of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate

(in thousands of USD)	June 30, 2018	December 31, 2017

Carrying amount of interest at the beginning of the period	—	1,546
Group's share of profit (loss) for the period	—	149
Dividend in kind (shares TUKA) distributed by associate	—	(1,559)
Reclassification of associate to joint venture	—	(136)
Carrying amount of interest at the end of the period	—	—

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table contains a roll forward of the balance sheet amounts with respect to the Group’s joint ventures:

	ASSET		LIABILITY
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans	Investments in equity accounted investees	Shareholders loans
Gross balance	(3,298)	203,512	—	—
Offset investment with shareholders loan	20,165	(20,165)	—	—
Balance at January 1, 2017	16,867	183,348	—	—

Group's share of profit (loss) for the period	29,933	—	—	—
Group's share of other comprehensive income	483	—	—	—
Dividends received from joint ventures	(1,250)	—	—	—
Dividend in kind (shares TUKA) received from associate	1,559	—	—	—
Reclassification of associate to joint venture	136	—	—	—
Movement shareholders loans to joint ventures	—	(40,750)	—	—

Gross balance	27,565	162,763	—	—
Offset investment with shareholders loan	3,030	(3,030)	—	—
Balance at December 31, 2017	30,595	159,733	—	—

Group's share of profit (loss) for the period	8,419	—	—	—
Group's share of other comprehensive income	(160)	—	—	—
Movement shareholders loans to joint ventures	—	(118,701)	—	—

Gross balance	35,824	44,062	—	—
Offset investment with shareholders loan	—	—	—	—
Balance at June 30, 2018	35,824	44,062	—	—